Fair Value of Financial Instruments - Carrying Value and Fair Value, Finance Receivables (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance receivables	$ 45.6	$ 24.8
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance receivables	$ 47.5	$ 25.6